Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation and amortization included in gross profit	$ 53,116	$ 33,135
Depreciation and amortization charged to selling, general and administrative expenses	4,524	1,036
Depreciation and amortization from continuing operations	$ 57,640	$ 34,171	$ 32,092